Financial instruments - Description of Other Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Other non-current financial assets	$ 32,126	$ 9,268
Other current financial assets	961,355	919,049
Financial instruments for hedging purposes
Financial instruments [Line Items]
Other non-current financial assets	22,606	245
Other current financial assets	7,014	12,625
Financial assets at amortized cost
Financial instruments [Line Items]
Other non-current financial assets	23	91
Other current financial assets	950,167	905,170
Financial assets at fair value through other comprehensive income
Financial instruments [Line Items]
Other non-current financial assets	9,497	8,932
Non-hedging
Financial instruments [Line Items]
Other current financial assets	$ 4,174	$ 1,254